3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Cash uninsured amount	$ 2,275,000
Potentially antidilutive shares excluded from EPS	2,205,525	2,902,111	2,861,492	2,854,024
Amortization of deferred offering costs	68,982	863	863	127,200
Sales Revenue, Net [Member]
Concentration risk percentage	100.00%	100.00%	100.00%	100.00%
Accounts Receivable, Net [Member]
Concentration risk percentage	100.00%	100.00%	100.00%	100.00%
Exosome Sciences, Inc.
Stock sold, shares issued	300,000	300,000	300,000
Stock sold, amount	$ 1,500,000	$ 1,500,000	$ 1,500,000
Ownership percentage	80.00%	80.00%	80.00%	80.00%